Share-based payment plans (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Breakdown of share-based payments expenses on entity's profit or loss
The breakdown is as follows:

	Year ended December 31,
	2021	2022	2023
	(in thousands)
Cost of revenue	$57	$159	$131
Research and development	$2,109	$1,758	$2,019
Sales and marketing	$970	$1,132	$1,397
General and administrative	$1,999	$2,428	$3,557
Total	$5,135	$5,477	$7,104

Summary of movement in number and WAEP of stock options
The following table illustrates the number of shares (ADS equivalents are not presented) and weighted average exercise prices (WAEP) of, and movements in, stock options and warrants during the period:

	December 31,
	2021		2022		2023
	Number	WAEP	Number	WAEP	Number	WAEP
Outstanding at January 1,	5,687,367	$3.41	5,233,437	$1.73	5,868,521	$1.51
Granted during the year	1,076,000	$1.55	1,110,288	$0.70	1,500,000	$0.54
Forfeited during the year	(139,722)	$1.85	(85,400)	$1.78	(111,887)	$1.70
Exercised during the year(1)	(94,008)	$1.47	—	$—	—	$—
Expired during the year	(1,296,200)	$8.35	(389,804)	$2.05	(444,820)	$1.89
Outstanding at period end	5,233,437	$1.73	5,868,521	$1.51	6,811,814	$1.27
Of which, warrants for consultants equivalent to employees	203,000	$1.79	487,288	$1.29	724,288	$1.05
Exercisable at period end	3,977,831	$1.79	4,685,828	$1.70	5,420,965	$1.44
Of which, warrants for consultants equivalent to employees	165,667	$1.72	228,595	$1.73	438,739	$1.28
(1)The weighted average share estimated fair value at the dates of exercise of these options was $1.78 in 2021.

The following table illustrates the number of, and movements in, restricted shares awards (RSA) based on the number of ordinary shares (ADS equivalents are not presented) during the period:

	December 31,
	2021	2022	2023
Outstanding at January 1,	9,525,135	10,379,481	16,752,551
Granted during the year	4,426,496	10,550,820	2,640,460
Forfeited during the year	(628,186)	(736,282)	(686,092)
Vested during the year	(2,943,964)	(3,441,468)	(5,601,570)
Outstanding at period end	10,379,481	16,752,551	13,105,349

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2021, 2022 and 2023:

	December 31,
	2021	2022	2023
Dividend yield (%)	—	—	—
Expected volatility (%)	59	57	59
Risk–free interest rate (%)	—	1.25 to 2.1	2.5
Assumed annual lapse rate of awards (%)	15 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.22	0.89	0.86
Model used	Binomial	Binomial	Binomial

Fair value assumptions for determining value of the grants	The following table lists the inputs to the models used for determining the value of the grants made for the years ended December 31, 2021, 2022 and 2023:

	December 31,
	2021	2022	2023
Dividend yield (%)	—	—	—
Expected volatility (%)	59	57	59
Risk–free interest rate (%)	—	1.25 to 2.1	2.5
Assumed annual lapse rate of awards (%)	15 for all except 2 for warrants and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries	20 for all except 2 for BSA and a limited group of beneficiaries
Sell price multiple (applied to exercise price)	2	2	2
Weighted average share price ($)	1.22	0.89	0.86
Model used	Binomial	Binomial	Binomial